Inventory - Additional Information (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Inventory Disclosure [Abstract]
Inventory write-downs	$ 7,101	¥ 46,525	¥ 8,000	$ 14,135	¥ 92,612	¥ 109,505	¥ 0